Offerings - Offering: 1	Mar. 31, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,116,930.49
Amount of Registration Fee	$ 982.85
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $982.85 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on March 20, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.